Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Estimated Useful Life of Property and Equipment

Property and equipment are depreciated using the straight-line method over the estimated useful lives of the respective assets as follows:

Asset Category	Estimated Useful Life (in Years)
Leasehold improvements	8 - 10
Furniture and office equipment	5
Computer and other equipment	3 - 5

Schedule of Share-based Compensation Expense

Share-based compensation expense for the three months ended June 30, 2013 and 2012 was:

	Three months ended June 30,
	2013	2012
Research and development	$73,859	$127,076
General and administrative	250,149	384,965
Total share-based compensation expense	$324,008	$512,041

Share-based compensation expense for the six months ended June 30, 2013 and 2012 was:

	Six months ended June 30,
	2013	2012
Research and development	$162,493	$244,143
General and administrative	490,096	816,562
Total share-based compensation expense	$652,589	$1,060,705

Share-based compensation expense for 2012, 2011 and 2010 is as follows:

	Year ended December 31,
	2012	2011	2010
Research and development	$518,375	$754,554	$1,008,368
General and administrative	1,375,724	1,811,407	1,504,791
Total share-based compensation expense	$1,894,099	$2,565,961	$2,513,159